Description of Organization, Business Operations, and Going Concern (Details) - USD ($)					1 Months Ended	4 Months Ended	12 Months Ended
	Mar. 01, 2022	Nov. 10, 2021	Nov. 09, 2021	Nov. 12, 2020	Feb. 13, 2022	Dec. 31, 2020	Dec. 31, 2021
Description of Organization, Business Operations, and Going Concern (Details) [Line Items]
Sale of stock (in Shares)				479,000
Sale of Stock, Price Per Share (in Dollars per share)				$ 10
Number of units (in Shares)				479,000
Number of purchase share (in Shares)				3,750,000
Market price per right (in Dollars per share)				$ 0.2			$ 0.2
Cash underwriting fee							$ 1,575,000
Fair value of warrants							424,270
Fair value of representative’s shares							653,250
Other cash offering costs							$ 593,861
Sale of units per share (in Dollars per share)			$ 11.5				$ 10
Trust Account		$ 900,000
Trust account per share (in Dollars per share)		$ 0.1					$ 10.17
Net assets held in the trust Account							80.00%
Outstanding voting securities percentage							50.00%
Trust account per public share (in Dollars per share)							$ 10.27
Subsequently plus per share (in Dollars per share)							$ 0.1
Net tangible assets least							$ 5,000,001
Redeem public shares, percentage							100.00%
Reduction per share (in Dollars per share)							$ 10.27
Operating bank account							$ 223,398
Working capital deficit						$ 1,745,874
Contribution from sponsor						25,000
Loan proceeds from Sponsor						$ 300,000
Capital contribution							900,000
Accrued interest							$ 975,324
Principal amount					$ 750,000
Drawn and remains outstanding	$ 300,000
I Banker [Member]
Description of Organization, Business Operations, and Going Concern (Details) [Line Items]
Number of purchase share (in Shares)				1,250,000
Market price per right (in Dollars per share)				$ 0.2
IPO [Member]
Description of Organization, Business Operations, and Going Concern (Details) [Line Items]
Sale of stock (in Shares)			9,000,000	9,000,000			9,000,000
Price per unit (in Dollars per share)				$ 10			$ 10
Transaction cost							$ 3,246,381
Net proceeds				$ 91,530,000
Sale of units per share (in Dollars per share)				$ 10.17
Representative [Member]
Description of Organization, Business Operations, and Going Concern (Details) [Line Items]
Number of units (in Shares)				65,000
Proposed Public Offering [Member]
Description of Organization, Business Operations, and Going Concern (Details) [Line Items]
Trust account per public share (in Dollars per share)							$ 10
Class A Ordinary Shares [Member]
Description of Organization, Business Operations, and Going Concern (Details) [Line Items]
Ordinary shares, par value per share (in Dollars per share)							$ 0.0001